Summary of Significant Accounting Policies (Details Narrative) (Hong Kong Wetouch Electronics Technology Limited) - Hong Kong Wetouch Electronics Technology Limited [Member] - USD ($)			12 Months Ended
	Apr. 01, 2019	May 01, 2018	Dec. 31, 2019	Dec. 31, 2018
Allowance for uncollectable balances			$ 70,874	$ 71,764
Bad debts				21,583
Inventory reserve
Income tax percentage description			Greater than 50%
Penalties or interest
Value added tax rate	13.00%	16.00%	17.00%
Value added tax, description			The VAT is based on gross sales price and VAT rates range up to 17% (starting from May 1, 2018, VAT rate was lowered to 16%, and starting from April 1, 2019, VAT rate was further lowered to 13%), depending on the type of products sold.
Dilutive shares
Land Use Right [Member]
Intangible asset useful lives			50 years